UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22338

Legg Mason Global Asset Management Trust

Name of Fund:

55 Water Street, New York, NY 10041

Address of Principal Executive Offices:

Robert I Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544
or
Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1.	Report to Shareholders

Legg Mason International Opportunities Bond Fund

Annual Report to Shareholders

December 31, 2009

Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason International Opportunities Bond Fund’s annual report for the period ended December 31, 2009.

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

Mark R. Fetting	David R. Odenath
Chairman	President

January 29, 2010

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Legg Mason International Opportunities Bond Fund

Performance Review

For the period from commencement of operations on December 28, 2009 through December 31, 2009, Class IS shares of Legg Mason International Opportunities Bond Fund returned 0.33%. The Fund’s unmanaged benchmark, the Citigroup World Government Bond Ex-U.S. Index (Unhedged)i, returned -0.77% for the same period.

PERFORMANCE SNAPSHOT as of December 31, 2009 (unaudited)

SINCE COMMENCEMENT OF OPERATIONS*
Legg Mason International Opportunities Bond Fund:
Class IS	0.33%
Citigroup World Government Bond Ex-U.S. Index (Unhedged)	-0.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods may differ, in some cases, substantially.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

* Class IS commenced operations on December 28, 2009.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated December 1, 2009, the gross total operating expense ratio for Class IS shares was estimated to be 0.91%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.65% for Class IS shares. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Investment Strategy

The Fund seeks to maximize total return consisting of income and capital appreciation. We follow a value approach to investing and, therefore, seek to identify value in international bond markets. We define as undervalued those markets where we believe real interest rates are high and the currency is undervalued with the potential to appreciate. We will concentrate investments in those undervalued markets where we believe cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time. We believe that such economic conditions provide the best potential to achieve capital appreciation.

The Fund will normally invest its assets primarily in debt and fixed-income securities of foreign issuers located in developed countries. The Fund will invest in the sovereign debt and currencies of countries in the Citigroup World Government Bond

Annual Report to Shareholders

Ex-U.S. Index. The Fund will invest in both investment grade and below investment grade securities, and intends to invest less than 35% of its total assets in below investment grade securities. The Fund will also normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets in debt securities. The Fund may invest up to 25% of its net assets in convertible debt securities.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries. We intend to maintain an average weighted portfolio quality of A or better, whether composed of rated securities or unrated securities deemed to be of comparable quality.

The average weighted durationii of the Fund’s portfolio is expected to range from one to ten years but for individual markets may be greater or lesser depending on our view of the prospects for lower interest rates and potential capital gains.

Portfolio Implementation

The Fund began trading on December 28, 2009 and was fully invested to reflect our macroeconomic views by December 31, 2009. Portfolio trades were made to underweight, relative to the benchmark, the G-3 currenciesiii . Within Europe, trades were made away from the euro and into the Swedish krona, Norwegian krone, Polish zloty and British pound. We also did not trade into any Japanese yen exposure during this time. While we remain underweight the G-3 overall, the portfolio did maintain dollar exposure through a cash position.

Trades were also made to reflect our view that commodity-oriented currencies, which are leveraged to improving global growth and demand for their raw materials, present value at this time. We traded into overweights to the Australian dollar, New Zealand dollar, Canadian dollar and Brazilian real.

In addition to our theme of underweighting G-3 economies, we also sought to overweight exposure to developing economies and trades were made into Asian currencies such as the South Korean won, Indonesian rupiah and Malaysian ringgit. In South America, we purchased into exposure in Mexico as well.

Stephen S. Smith

David F. Hoffman, CFA

January 15, 2010

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund is non-diversified and may be more susceptible to economic, political or regulatory events than a diversified fund. Foreign securities involve special risks such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund’s share price will decline as interest rates rise. Below investment grade debt securities involve greater volatility than higher-rated securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and may have a potentially large impact of Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Citigroup World Government Ex-U.S. Index (Unhedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.

ii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

iii	The G-3 currencies include the U.S. dollar, the euro and the Japanese yen.

Annual Report to Shareholders

Expense Example (unaudited)

Legg Mason International Opportunities Bond Fund

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 28, 2009 (commencement of operations) and held through December 31, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for Class IS in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for Class IS in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2009 and held through December 31, 2009 even though Class IS did not commence operations until December 28, 2009.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost. Therefore the second line for Class IS of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (see footnotes below)		Ending Account Value 12/31/09	Expenses Paid During the Period (see footnotes below)
Class IS:
Actual	$1,000.00	A	$1,003.30	$0.05	B
Hypothetical (5% return before expenses)	$1,000.00	C	$1,021.93	$3.31	D

A	Beginning account value is as of December 28, 2009 (commencement of operations).
B

This calculation is based on expenses incurred from December 28, 2009 to December 31, 2009. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.65% for Class IS, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (3) and divided by 365.

C	Beginning account value is as of July 1, 2009.
D

This calculation is based on expenses incurred from July 1, 2009 to December 31, 2009. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.65% for Class IS, multiplied by the number of days in the fiscal period (184) and divided by 365.

Annual Report to Shareholders

Performance Information (Unaudited)

Fund Performance

Average Annual Total Return[1,2]

	Class IS
Commencement of operations* through 12/31/09	0.33	%†

Cumulative Total Return[1,2]
Class IS (commencement of operations on December 28, 2009 through 12/31/09)	0.33%

†	Not Annualized.
[1]

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.
*	Class IS commenced operations on December 28, 2009.

Annual Report to Shareholders

Portfolio of Investments

December 31, 2009

Legg Mason International Opportunities Bond Fund

	RATE	MATURITY DATE	PAR†		VALUE

Sovereign Bonds—86.9%
Australia—11.5%
New South Wales Treasury Corp.	5.500%	3/1/17	430,000	AUD	$373,698
New South Wales Treasury Corp.	6.000%	4/1/19	95,000	AUD	83,963
Queensland Treasury Corp.	6.000%	10/14/15	130,000	AUD	117,966

					575,627

Brazil—3.8%
Federative Republic of Brazil	12.500%	1/5/16	290,000	BRL	189,058

Canada—2.3%
Canadian Government Bond	6.000%	6/1/11	115,000	CAD	117,507

France—10.2%
France Government Bond OAT	4.000%	10/25/38	370,000	EUR	510,136

Germany—4.4%
Bundesrepublik Deutschland	4.750%	7/4/34	120,000	EUR	186,664
Bundesrepublik Deutschland	4.000%	1/4/37	25,000	EUR	34,932

					221,596

Indonesia—2.9%
Republic of Indonesia	10.000%	9/15/24	1,430,000,000	IDR	146,289

Italy—11.9%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	400,000	EUR	594,694

Malaysia—4.7%
Federation of Malaysia	3.718%	6/15/12	800,000	MYR	238,110

Mexico—3.6%
Mexican Bonos	7.750%	12/14/17	1,000,000	MXN	76,135
Mexican Bonos	7.500%	6/3/27	1,500,000	MXN	106,762

					182,897

New Zealand—4.0%
Government of New Zealand	6.000%	4/15/15	270,000	NZD	200,550

Norway—4.7%
Government of Norway	6.000%	5/16/11	1,290,000	NOK	233,456

Poland—6.5%
Republic of Poland	5.250%	10/25/17	990,000	PLN	327,220

South Africa—1.4%
Republic of South Africa	10.500%	12/21/26	460,000	ZAR	70,238

Sweden—4.8%
Kingdom of Sweden	5.500%	10/8/12	1,570,000	SEK	241,632

Annual Report to Shareholders

	RATE	MATURITY DATE	PAR†		VALUE

Sovereign Bonds—Continued
United Kingdom—10.2%
United Kingdom Gilt	6.250%	11/25/10	160,000	GBP	$271,399
United Kingdom Gilt	4.000%	9/7/16	60,000	GBP	100,135
United Kingdom Gilt	4.250%	3/7/36	90,000	GBP	140,658

					512,192
Total Investments Before Short-Term Investment (Cost—$4,349,797)					4,361,202
Short-Term Investment—99.7%
Repurchase Agreement—99.7%
State Street Bank & Trust Co., repurchase agreement dated 12/31/09, 0.000% due 1/4/10; Proceeds due at maturity—$5,000,000; (Fully collateralized by U.S. Treasury Bonds, 0.000% due 6/24/10; Market value—$5,100,406) (Cost—$5,000,000)			5,000,000		5,000,000
Total Investments—186.6% (Cost—$9,349,797#)					9,361,202
Liabilities in Excess of Other Assets—(86.6)%					(4,343,334)

Total Net Assets—100.0%					$5,017,868

†	Securities are denominated in U.S. dollar, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is the same.

Abbreviations used in this schedule:

AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
ZAR	—South African Rand

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

December 31, 2009

Legg Mason International Opportunities Bond Fund

Assets:
Investments, at value (Cost—$4,349,797)		$4,361,202
Repurchase agreement, at value (Cost—$5,000,000)		5,000,000
Cash		2
Interest receivable		70,206
Receivable from investment manager		45,476
Receivable for open forward foreign currency contracts		12,438

Total assets		9,489,324

Liabilities:
Payable for securities purchased	$4,424,907
Payable for open forward foreign currency contracts	807
Trustees’ fees payable	16
Accrued expenses	45,726

Total liabilities		4,471,456

Net Assets		$5,017,868

Net Assets consist of:
Accumulated paid-in capital		$5,000,000
Accumulated net investment loss		(265)
Net unrealized appreciation of investments and foreign currencies		18,133

Net Assets		$5,017,868

Net Asset Value Per Share:
Class IS (416,667 shares outstanding)		$12.04

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

For the Period Ended December 31, 2009†

Legg Mason International Opportunities Bond Fund

Investment Income:
Interest		$2

Expenses:
Audit and legal fees	$34,608
Shareholder reports expenses	10,082
Registration fees	748
Management fees	205
Transfer agent and shareholder servicing expense	102
Custodian fees	97
Trustees’ fees and expenses	16
Other expenses	90

	45,948
Less: Fee waivers and/or expense reimbursements (Note 2)	(45,681)

Net Expenses		267

Net Investment Loss		(265)

Net Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Change in net unrealized appreciation/(depreciation) of:
Investments	11,405
Foreign currencies	6,728

Net Unrealized Gain on Investments and Foreign Currency Transactions		18,133

Change in Net Assets Resulting From Operations		$17,868

†	For the period December 28, 2009 (commencement of operations) to December 31, 2009.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason International Opportunities Bond Fund

FOR THE PERIOD ENDED DECEMBER 31, 2009†
Change In Net Assets:
Net investment loss	$(265)
Change in unrealized appreciation	18,133

Change in net assets resulting from operations	17,868
Change in net assets from fund share transactions:
Class IS	5,000,000

Change in net assets	5,017,868

Net Assets:
Beginning of period	—

End of period	$5,017,868

Accumulated net investment loss	$(265)

†	For the period December 28, 2009 (commencement of operations) to December 31, 2009.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason International Opportunities Bond Fund

For a share of beneficial interest outstanding:

Class IS Shares

PERIOD ENDED DECEMBER 31, 2009[1]
Net asset value, beginning of period	$12.00

Investment operations:
Net investment loss	(0.00)[2]
Net unrealized gain	0.04

Total from investment operations	0.04

Net asset value, end of period	$12.04

Total return[3]	0.33%

Ratios to Average Net Assets:
Gross expenses[4]	111.81%
Net expenses[4,5],6	0.65
Net investment loss[4]	(0.64)

Supplemental Data:
Portfolio turnover rate	0%

Net assets, end of period (in thousands)	$5,018
[1]	For the period December 28, 2009 (commencement of operations) to December 31, 2009.
[2]	Amount represents less than $0.01 per share.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class IS shares will not exceed 0.65% until December 31, 2011.

[6]	Reflects fee waivers and/or expense reimbursements.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Legg Mason International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through February 23, 2010, the issuance date of the financial statements.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†	—	$4,361,202	—	$4,361,202
Short-term investment†	—	5,000,000	—	5,000,000

Total investments	—	$9,361,202	—	$9,361,202

Other financial instruments:
Forward foreign currency contracts	—	11,631	—	11,631

Total	—	$9,372,833	—	$9,372,833

†	See Portfolio of Investments for additional detailed categorizations.

Annual Report to Shareholders

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic

Annual Report to Shareholders

Notes to Financial Statements—Continued

or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or credit event occurs by the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Other. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken and has concluded that as of December 31, 2009 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the Fund had no reclassification.

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, for the first year of fund operations, LMPFA pays Brandywine Global 100% of the net management fee it receives from the Fund. Thereafter, the LMPFA will pay Brandywine Global 70% of the net management fee.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to the average net assets of Class IS shares will not exceed 0.65% until December 31, 2011. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Annual Report to Shareholders

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund within three years after the year in which the manager earned the fee or incurred the expense if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

During the period ended December 31, 2009, LMPFA waived its fee and/or reimbursed expenses in the amount of $45,681.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Under a Deferred Compensation Plan (“the Plan”), trustees may elect to defer receipt of all or a specified portion of their compensation. A participating trustee may select one or more funds in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts will remain in the Fund until distributed in accordance with the Plan.

Certain officers and Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the period ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,349,797
Sales	—

At December 31, 2009, the aggregate gross unrealized appreciation and (depreciation) of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,048
Gross unrealized depreciation	(11,643)

Net unrealized appreciation	$11,405

At December 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	315,000	$508,965	3/3/10	$6,320
Canadian Dollar	50,000	47,780	2/2/10	(182)
South Korean Won	279,900,000	240,351	1/7/10	403
Turkish Lira	294,000	194,322	3/17/10	2,253

				8,794

Contracts to Sell:
Australian Dollar	166,000	148,502	2/8/10	(186)
Euro	920,000	1,318,597	3/3/10	3,462
New Zealand Dollar	69,000	49,925	2/10/10	(439)

				2,837

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$11,631

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities’ at December 31, 2009.

Asset Derivatives[1]
	Foreign Exchange Contracts Risk	Other Contracts Risk	Total
Forward Foreign Currency Contracts	$12,438	—	$12,438

Liability Derivatives[1]
	Foreign Exchange Contracts Risk	Other Contracts Risk	Total
Forward Foreign Currency Contracts	$807	—	$807

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2009. The table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized
	Foreign Exchange Contracts Risk	Other Contracts Risk	Total
Forward Foreign Currency Contracts	$11,631	—	$11,631

At December 31, 2009, the Fund had market values of $991,418 and $1,517,024 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively.

Certain derivative instruments to which the Fund is a party, include credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Shares of beneficial interest

At December 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distributions of its shares. During the period ended December 31, 2009, 416,667 shares of Class IS of the Fund were sold.

6. Income Tax Information and Distributions to Shareholders

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$19,669
Other book/tax temporary differencesA	(19,934)
Unrealized appreciation/(depreciation)	18,133

Total accumulated earnings/(losses)—net	$17,868

A

Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders of Legg Mason International Opportunities Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason International Opportunities Bond Fund (the “Fund”) at December 31, 2009, and the results of its operations for the period December 28, 2009 (commencement of operations) through December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2010

Annual Report to Shareholders

Board Consideration of Legg Mason International Opportunities Bond Fund’s Investment Management and Subadvisory Agreements (unaudited)

At the August and November 2009 meetings of the Trust’s Board of Trustees (the “Board”), the Board considered the organization of the Fund, including the initial approval for a two-year period of the management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with administrative and certain oversight services and manages the Fund’s overnight cash and short-term instruments, and the sub-advisory agreement, pursuant to which Brandywine Global Investment Management, LLC provides day-to-day management of the Fund’s assets. (Brandywine Global Investment Management, LLC is referred to as the “Sub-Adviser,” and the management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager is a wholly-owned subsidiary and the Sub-Adviser is a subsidiary of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), of the Fund were assisted in their review by Fund counsel and independent legal counsel, both experienced in the 1940 Act, and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser to assist in their review of the Agreements and the services to be provided by the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. Based upon their discussions and review of the information, the Independent Trustees recommended approval of the Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board’s evaluation of the services to be provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board also considered information that it received and reviewed during the course of its annual contract review for the complex, including the Manager’s and the Sub-Adviser’s brokerage policies and practices, including the standards applied in seeking best execution, policies and practices regarding soft dollars and the existence of quality controls applicable to brokerage allocation procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund, as well as the resources available to support the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board received and reviewed composite performance information of the Sub-Adviser for managing accounts similar to the Fund relative to a benchmark index for various periods ended March 31, 2009. The Board noted that the Sub-Adviser had outperformed the benchmark over the most recent (three months) and longer term periods (five and seven years).

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser, respectively, and the fee to be paid to the Sub-Adviser. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Adviser. The Board also noted that the Manager had agreed that it would waive fees or reimburse expenses, to the extent necessary, to limit total expenses to designated levels until December 31, 2011 unless the Board consents to an earlier termination.

Annual Report to Shareholders

The Board received and considered information comparing the Fund’s Contractual Management Fee and total expense ratio, based upon institutional class shares, with those of a group of comparable funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds and that the expected total expense ratio (with waivers) would be competitive.

In evaluating the Contractual Management Fee, and any economies of scale, the Board noted the start-up nature of the Fund, with anticipated waivers by the Manager, and the projected asset growth for the Fund. The Board also considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Taking all of the above into consideration, the Board concluded that it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Adviser and that the fees were reasonable.

Annual Report to Shareholders

Trustees and Officers (unaudited)

The table below provides information about each of the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 International Drive, Attn: Fund Secretary, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Independent Trustees:B
Hearn, Ruby P. (1940) Trustee	Since 2009	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Trustee	Since 2009	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Trustee	Since 2009	14	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc., and Western Asset Debt Securities Fund plc.	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Trustee	Since 2009	14	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Trustee	Since 2009	Director/Trustee of all Legg Mason funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 30 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Trustee	Since 2009	Director/Trustee of all Legg Mason funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 30 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre- school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Annual Report to Shareholders

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Rowan, S. Ford (1943) Trustee	Since 2009	14	None	Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University, since 2008. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).
Tarola, Robert M. (1950) Trustee	Since 2009	14	Director of TeleTech Holdings, Inc. (business process outsourcing)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals and materials) (1999-2008), and of MedStar Health, Inc. (hospitals and healthcare) (1996-1999); Partner, Price Waterhouse LLP (accounting and auditing) (1984-1996).
Interested Trustees:C
Fetting, Mark R. (1954) Chairman and Trustee	Since 2009	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 30 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008). Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000)
Odenath, David (1957) President and Trustee	Since 2009	14	None	Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (2002-2008); Executive Vice President (2003-2008) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (2003-2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003-2008) of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of Prudential Investments; Senior Vice President (1999-2008) of Prudential Financial, Inc.; formerly Senior Vice President (1993-1999) of PaineWebber Group, Inc. (investment banking)

Annual Report to Shareholders

Trustees and Officers—Continued

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Executive Officers:
Gerken, R. Jay (1951) Vice President	Since 2009	N/A	N/A	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (2006-present); President and CEO of Smith Barney Fund Management LLC and Chairman, President and CEO of Citi Fund Management Inc. (formerly registered investment adviser) (since 2002); formerly, Managing Director of Citigroup Global Markets, Inc. (prior to 2006); formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005)
Ozsolak, Kaprel (1965) Chief Financial Officer and Treasurer	Since 2009	N/A	N/A	Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Vice President at Citigroup Asset Management (“CAM”) (1996-2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004-2005); Controller of certain mutual funds associated with CAM (2002-2004)
Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	N/A	N/A	Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason & Co. (2003-present); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000-2005); Secretary of CFM (2001-2004)
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2009	N/A	N/A	Director of Global Compliance at Legg Mason & Co. (2006-present); Managing Director of Compliance at Legg Mason & Co. (2005-present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA Funds and certain affiliates; Managing Director of Compliance at CAM (2002-2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

Annual Report to Shareholders

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A

Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, in accordance with the Board’s retirement policy, resignation or removal, and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Trustees serves on the standing committees of the Board of Trustees, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Trustees Committee (chair: Arnold Lehman).

C

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their current employment with the Fund’s investment manager or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of these entities, as well as their ownership of Legg Mason, Inc. stock.

Fund Information

Investment Manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Board of Directors

Mark R. Fetting, Chairman

David R. Odenath, President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

R. Jay Gerken, Vice President

Kaprel Ozsolak, Chief Financial Officer and Treasurer

Robert I. Frenkel, Secretary and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Quincy, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Annual Report to Shareholders

Legg Mason International Opportunities Bond Fund

LEGG MASON INTERNATIONAL OPPORTUNITIES BOND FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason International Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in Legg Mason International Opportunities Bond Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;
•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and
•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012200/A (2/10) SR10-1006

NOT PART OF THE ANNUAL REPORT

Item 2.	Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer.

(a) Legg Mason Global Asset Management Trust (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b) No response required.

(c) Not applicable.

(d) The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e) Not applicable.

(f) A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a)(1) The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)(2) The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accounting Fees and Services

(a) Audit Fees

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2009 – $21,500

(b) Audit-Related Fees

There were no additional fees billed to the Registrant during the last fiscal year in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last fiscal year.

(c) Tax Fees

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2009 – $3,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last fiscal year.

(d) All Other Fees

There were no fees billed to the Registrant, in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last fiscal year.

(e)(1) The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

(2) There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last fiscal year.

(f) The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g) Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP

For the Period Ended December 31, 2009 – $0

(h) The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

Item 11.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) File the exhibits listed below as part of this Form.

(1) The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2) Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b) Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Global Asset Management Trust

Date: March 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President, Legg Mason Global Asset Management Trust

Date: March 3, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer,
Legg Mason Global Asset Management Trust

Date: March 3, 2010